Assets held for sale and discontinued operations - Detailed Information About Amounts Of Discontinued Operations Included In Profit (Parenthetical) (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Schedule Of Detailed Information About Amounts Of Discontinued Operations Included In Profit [Abstract]
Impairment on Classification As Held for Sale for Kantar Group	£ (94.5) [1]

[1]	Goodwill impairment of £94.5 million arose from the assessment of fair value less costs to sell under IFRS 5.